Schedule of Investment in Associate (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Investment in Snow Lake Resources			$ 7,104,167	$ 16,767,507	$ 23,022,266
Opening carrying amount	7,104,167	$ 16,767,507	16,767,507	23,022,266
Share of Snow Lake Resources loss for period			(1,975,595)	(6,254,759)	29,088
Impairment of investment in Snow Lake Resources			(7,687,745)
Closing carrying amount			7,104,167	16,767,507	23,022,266
Cash	4,085,606	6,228,229	3,149,909	19,240,707	21,278,936	$ 15,516,112
Total current assets	14,698,779		3,478,703	19,735,893
Non-current liabilities	5,808,733		5,652,257	5,352,544
Total expenses	(652,286)	(293,241)	(2,553,319)	(1,556,466)	(1,398,807)
Loss before income tax expense	(1,964,737)	(9,194,540)	(16,389,292)	(11,571,240)	34,402,821
Income tax expense
Other comprehensive (loss)/income	3,245,220	(1,542,897)	61,491	1,941,562	3,694,472
Total comprehensive (loss)	1,280,483	$ (10,737,437)	(16,327,801)	(9,629,678)	$ 38,097,293
Gain on sale of Snow Lake Resources investment	6,934,776
Disposal of Snow Lake Resources investment	(10,502,017)
Impairment and Equity Method Loss of Snow Lake Resources	(3,211,587)		(9,663,340)
Sale of investment costs	$ (325,339)
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Cash			2,767,448	4,357,704
Other current assets			818,451	1,220,054
Total current assets			3,585,899	5,577,758
Non-current assets			29,177,306	24,396,133
Total assets			32,763,205	29,973,891
Other current liabilities			1,791,793	2,225,191
Derivative liabilities			334,054	2,180,901
Non-current liabilities			2,713,303	35,293
Total liabilities			4,839,150	4,441,385
Net Assets			27,924,055	25,532,506
Revenue
Bank fees and interest			(8,076)	(16,383)
Amortization of transaction costs
Depreciation on right-of-use assets			(35,665)	(2,928)
Other expenses			(6,491,471)	(17,910,900)
Total expenses			(6,535,212)	(17,930,211)
Loss before income tax expense			(6,535,212)	(17,930,211)
Income tax expense
Loss after income tax expense			(6,535,212)	(17,930,211)
Other comprehensive (loss)/income			(1,177,411)	778,841
Total comprehensive (loss)			$ (7,712,623)	$ (17,151,370)